Shareholder Report, Line Graph (Details) 192869_AAM SLC Low Duration Income ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Dec. 03, 2024	Oct. 31, 2025
AAM SLC Low Duration Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name		AAM SLC Low Duration Income ETF NAV
Accumulated Value	$ 10,000	$ 10,543
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	$ 10,520
Bloomberg 1-3 Year US Government/Credit [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year US Government/Credit
Accumulated Value	$ 10,000	$ 10,470